Nature of Regulation and Regulatory Matters - Regulated Electric Utilities - Caribbean (Details) - license	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Caribbean Utilities | Government of the Cayman Islands
Public Utilities, General Disclosures [Line Items]
T & D license term	20 years
Generation license term	25 years
Caribbean Utilities | Government of the Cayman Islands | Minimum
Public Utilities, General Disclosures [Line Items]
ROA (percent)	6.75%	6.75%
Caribbean Utilities | Government of the Cayman Islands | Maximum
Public Utilities, General Disclosures [Line Items]
ROA (percent)	8.75%	8.75%
Fortis Turks and Caicos | Government of the Turks and Caicos Islands
Public Utilities, General Disclosures [Line Items]
Licenses (number)	2
Operating license term	50 years
Fortis Turks and Caicos | Government of the Turks and Caicos Islands | Minimum
Public Utilities, General Disclosures [Line Items]
ROA (percent)	15.00%
Fortis Turks and Caicos | Government of the Turks and Caicos Islands | Maximum
Public Utilities, General Disclosures [Line Items]
ROA (percent)	17.50%